Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Intangible Assets, Net [Abstract]
Software	$ 28,646,000	$ 22,346,000
Accumulated amortization	(12,584,600)	(9,665,989)
Intangible assets, net	$ 16,061,400	$ 12,680,011